Summary of Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities And Other Liabilities [Abstract]
Accrued acquisition and divestiture costs	$ 49,655	$ 1,908
Patient accounts	38,504	38,386
Accrued interest	33,399	11,957
Taxes other than income	27,140	37,408
Accrued litigation	19,108	40,629
Other	22,174	16,207
Other accrued liabilities	$ 189,980	$ 146,495